GOODWILL - Projection Rate (Details) - Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Discount interest rate after taxes	12.50%
Growth rate used to extrapolate cash flow projections	3.50%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	6.10%	4.90%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	(7.80%)	(8.90%)
Growth in expenses	(14.50%)	(1.70%)
Inflation	3.50%	2.90%
Discount interest rate after taxes	12.50%	13.60%
Growth rate used to extrapolate cash flow projections	3.50%	3.40%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.70%	4.30%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	7.00%	8.40%
Growth in expenses	(0.10%)	4.20%
Inflation	3.80%	4.40%
Discount interest rate after taxes	12.60%	13.40%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.40%	4.60%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	4.50%	7.10%
Growth in expenses	1.50%	(0.80%)
Inflation	3.40%	3.80%
Discount interest rate after taxes	12.60%	13.40%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.60%	4.30%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	6.00%	7.10%
Growth in expenses	4.70%	2.50%
Inflation	3.60%	3.10%
Discount interest rate after taxes	12.60%	13.40%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.60%	4.30%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	5.60%	6.40%
Growth in expenses	4.50%	5.30%
Inflation	3.60%	3.10%
Discount interest rate after taxes	12.60%	13.40%